Income Taxes (Details 2) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Deferred tax assets:
Allowance for customer credits and doubtful accounts	$ 2,427,000	$ 1,251,000
Inventory valuation	2,097,000	879,000
Tax credits		5,000
Inventory capitalization	1,527,000	1,004,000
State tax deduction	73,000	163,000
Inventory purchase price adjustment		135,000
Accrued vacation	201,000	84,000
Other		38,000
Valuation Allowance	(189,000)
Total current deferred taxes	6,136,000	3,559,000
Deferred tax liabilities:
Inventory revaluation		(386,000)
Prepaid expenses	(71,000)	(59,000)
Total current deferred taxes	(71,000)	(445,000)
Net current deferred tax assets	6,065,000	3,114,000
Deferred tax assets:
Benefit of net operating loss carryforwards	8,483,000	8,584,000
Stock compensation expense	263,000	198,000
Deferred rent	1,139,000	965,000
Interest expense		1,442,000
Tax credits	70,000
State tax deduction	69,000
Other	59,000	65,000
Valuation allowance	(451,000)	(342,000)	$ 0
Net noncurrent deferred tax assets	9,632,000	10,912,000
Valuation allowance	640,000	342,000	$ 0
Valuation allowance recorded due to expired net operating losses	210,000
Valuation allowance recorded as income tax expense	508,000	342,000
Deferred tax liabilities:
Property and equipment basis difference	(117,000)	(755,000)
Amortizable intangible Assets	(2,365,000)	(3,026,000)
Debt discount	(3,005,000)
Long lived intangible asset	(21,910,000)	(23,333,000)
Total noncurrent deferred tax liabilities	(27,397,000)	(27,114,000)
Net noncurrent deferred tax liability	$ (17,765,000)	$ (16,202,000)